Fair Value Measurements - Quantitative Information (Details)	Sep. 30, 2021	Dec. 31, 2020
IRLCs | Pull-through rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative, measurement input	88	92